Costs and Estimated Earnings on Uncompleted Contracts - Schedule of Costs and Estimated Earnings On Uncompleted Contracts (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Billings in excess of cost and estimated earnings	$ 9,132
Environmental Turf Services, LLC [Member]
Costs incurred on uncompleted contracts		$ 594,147	534,706	$ 273,872		$ 325,774
Estimated earnings		100,125	100,125	395,558		105,998
Less: Billings to date		667,505	508,273	466,773		395,433
Billings in excess of cost and estimated earnings		$ 26,767	$ 126,558	$ 202,657		$ 36,339